23. SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
Other Operating Income Expenses Net
SHAREHOLDERS' EQUITY

23       SHAREHOLDERS’ EQUITY

23.1          Capital stock

On December 31, 2019, the subscribed and paid capital of the Company was R$12,553,418, which is composed of 812,473,246 common book-entry shares with no par value. The value of the capital stock is net of the public offering expenses of R$92,947, made on July 22, 2009.

The Company is authorized to increase the capital stock, irrespective of amendment to the bylaws, up to the limit of 1,000,000,000 common book-entry shares with no par value.

23.1.1    Breakdown of capital stock by nature

	12.31.19	12.31.18	12.31.17
Common shares	812,473,246	812,473,246	812,473,246
Treasury shares	(713,446)	(1,057,224)	(1,333,701)
Outstanding shares	811,759,800	811,416,022	811,139,545

23.1.2    Breakdown of the capital by owner

The shareholding position of shareholders holding more than 5% of the voting capital, management and members of the Board of Directors is presented below:

	12.31.19		12.31.18
Shareholders	Quantity	%	Quantity	%
Major shareholders
Fundação Petrobras de Seguridade Social - Petros (1)	92,716,266	11.41	93,226,766	11.47
Caixa de Previd. dos Func. do Banco do Brasil (1)	76,974,752	9.47	86,506,952	10.65
Management
Board of Directors	6,474,420	0.80	6,376,083	0.78
Executives	236,338	0.03	31,662	0.00
Treasury shares	713,446	0.09	1,057,224	0.13
Other	635,358,024	78.20	625,274,559	76.97
	812,473,246	100.00	812,473,246	100.00

(1)        The pension funds are controlled by employees that participate in the respective entities.

The Company is bound to arbitration in the Market Arbitration Chamber, as established by the arbitration clause in its bylaws.

23.1.3    Rollforward of outstanding shares

	Quantity of outstanding of shares
	12.31.19	12.31.18	12.31.17
Shares at the beginning of the year	811,416,022	811,139,545	799,005,245
Sale of treasury shares	-	-	12,134,300
Transfer of restricted shares	343,778	276,477	-
Shares at the end of the year	811,759,800	811,416,022	811,139,545

23.2       Capital reserve

	12.31.19	12.31.18	12.31.17
Result on sale and exchange of shares	125,532	125,532	125,532
Shares based payment	223,011	229,872	229,395
Acquisition of non-controlling interest	(155,478)	(239,830)	(239,830)
Capital transactions with subsidiaries	(220)	(220)	-
	192,845	115,354	115,097

23.3       Absorption of accumulated losses

The earnings for the year of R$297.612 were fully used to offset accumulated losses.

23.4       Treasury shares

The Company has 713,446 shares in treasury, with an average cost of R$53.60 (fifty-three Brazilian Reais and sixty cents) per share, and market value corresponding to R$25,113.

During the year of 2019, the Company used 343.778 treasury shares for fulfilling the obligations related to share-based payments as disclosed (note 23.3).